EQUITY ACCOUNTED INVESTMENTS - Schedule of Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investment [Line Items]
Revenue	$ 2,026	$ 1,651	$ 4,099	$ 3,271
Expenses	1,799	1,512	3,705	3,014
Share of net earnings from equity accounted investments	826	288	1,090	516	$ 947
Net income	23	1,051	736	2,074
Joint ventures | Associates
Investment [Line Items]
Revenue	1,161	1,239	2,542	2,614
Expenses	783	827	1,685	478
Share of net earnings from equity accounted investments	826	288	1,090	516
Income before fair value gains, net	430	516	919	2,398
Fair value (losses) gains, net	1,137	338	1,182	(1,141)
Net income	1,567	854	2,101	1,257
Joint Ventures And Associates
Investment [Line Items]
Share of net earnings from equity accounted investments	$ 52	$ 104	$ 62	$ 262